                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenwood Capital Management
Address: 333 South 7th Street, Suite 2330
         Minneapolis, MN 55402

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jake Hurwitz
Title: Principal and Senior Portfolio Manager
Phone: 612-333-7774

Signature, Place, and Date of Signing:


     /s/ Jake Hurwitz             Minneapolis, MN            January 15, 2009
-------------------------   --------------------------   -----------------------
       [Signature]                 [City, State]                  [Date]


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.